Cash and Bank Balances	6 Months Ended
Dec. 31, 2024
Cash and Bank Balances [Abstract]
Cash and bank balances
7.	Cash and bank balances

	June 30, 2024	December 31, 2024	December 31, 2024
	RM	RM	USD
Cash and bank balances	3,493,475	28,352,048	6,345,579
Fixed deposits	330,214	1,447,589	323,991
	3,823,689	29,799,637	6,669,570

The fixed deposits bear interest of 2.80% (June 2024: 2.80%) per annum and for tenor of 365 (June 2024: 365) days. The fixed deposits are due for renewal in May 2025 (June 2024: May 2025).

Fixed deposits amounted to RM 328,714 (June 2024: RM 330,214) are pledged to a financial institution as security for bank guarantee granted to the Group.

A deposit amounted to RM 1,118,875 (June 2024: Nil) are parked at Wilmington Trust per Escrow agreement.

	June 30, 2024	December 31, 2024	December 31, 2024
	RM	RM	USD
Cash and bank balances	3,823,689	29,799,637	6,669,570
Less: Fixed deposits pledged	(330,214)	(1,447,589)	(323,991)
Cash and cash equivalents per consolidated statements of cash flows	3,493,475	28,352,048	6,345,579